UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd Floor, New York, NY 10019
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Item 1.	Reports to Stockholders.

HORIZONS ETF TRUST

Horizons Korea KOSPI 200 ETF

Semi-annual Report

January 31, 2016

(Unaudited)

Horizons ETF Trust	January 31, 2016
TABLE OF CONTENTS

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objective. The Funds are non-diversified and may invest a greater portion of their assets in securities of a small number of issuers, which may have an adverse effect on Fund performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual Shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, Shares are not individually redeemable directly from the Funds. The Funds issue and redeem Shares on a continuous basis, at NAV, only in large blocks of Shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons Korea KOSPI 200 ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS 96.4%
Consumer Discretionary 15.0%
Cheil Worldwide, Inc.	225	4,242
Chokwang Leather Co., Ltd. *	5	137
Coway Co., Ltd.	133	10,818
Daekyo Co., Ltd.	71	540
Dong Ah Tire & Rubber Co., Ltd.	26	499
Global & Yuasa Battery Co., Ltd.	23	746
Grand Korea Leisure Co., Ltd.	85	1,620
Halla Holdings Corp.	17	882
Handsome Co., Ltd.	38	1,287
Hankook Tire Co., Ltd.	196	7,620
Hanon Systems ^	312	13,665
Hansae Co., Ltd.	45	2,249
Hanssem Co., Ltd.	26	5,900
Hotel Shilla Co., Ltd.	88	4,779
Huvis Corp.	38	224
Hwashin Co., Ltd.	44	203
Hyundai Department Store Co., Ltd.	42	4,485
Hyundai Livart Co., Ltd. *	28	902
Hyundai Mobis Co., Ltd.	181	39,032
Hyundai Motor Co.	407	45,159
Hyundai Wia Corp.	39	3,416
Ilshin Spinning Co., Ltd. *	3	368
Kangwon Land, Inc.	367	12,614
KIA Motors Corp.	697	26,253
Kumho Tire Co., Inc. *	330	1,721
Kyungbang, Ltd. *	3	501
LF Corp.	53	1,147
LG Electronics, Inc.	284	13,717
Lotte Shopping Co., Ltd.	26	5,140
Motonic Corp.	23	192
Nexen Tire Corp.	108	1,032
S&T Motiv Co., Ltd.	22	1,549
Sejong Industrial Co., Ltd.	25	198
Seoyon Co., Ltd.	17	165
Shinsegae Co., Ltd.	21	3,723
SL Corp.	33	480
Ssangyong Motor Co., Ltd. *	115	627
The Basic House Co., Ltd. *	32	230
Youngone Corp. *	60	2,552

		220,614

Consumer Staples 10.3%
Able C&C Co., Ltd.	30	596
Amorepacific Corp.	86	29,093
Amorepacific Group	75	9,291
Binggrae Co., Ltd.	16	953
CJ Cheiljedang Corp.	22	7,552

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Consumer Staples, continued
Cosmax, Inc.	19	2,964
Crown Confectionery Co., Ltd.	2	981
Daesang Corp.	58	1,829
Dongwon F&B Co., Ltd.	3	956
E-Mart Co., Ltd.	55	7,525
FARMSCO *	40	457
GS Retail Co., Ltd.	75	4,098
Hite Jinro Co., Ltd.	88	2,184
Hyundai Greenfood Co., Ltd. *	150	2,828
Korea Kolmar Co., Ltd.	43	3,641
KT&G Corp.	290	25,040
LG Household & Health Care, Ltd.	25	20,668
Lotte Chilsung Beverage Co., Ltd.	2	3,637
Lotte Confectionery Co., Ltd.	2	4,034
Lotte Food Co., Ltd.	2	1,577
Muhak Co., Ltd. *	41	1,034
Namyang Dairy Products Co., Ltd.	1	634
Nongshim Co., Ltd.	9	3,518
Orion Corp.	10	8,593
Ottogi Corp.	4	4,718
Sam Lip General Foods Co., Ltd.	6	1,604
Samyang Corp.	11	1,606
Samyang Holdings Corp. *	4	379

		151,990

Energy 2.3%
GS Holdings Corp.	136	5,718
Hankook Shell Oil Co., Ltd.	2	809
SK Innovation Co., Ltd. *	185	20,219
S-Oil Corp.	120	7,828

		34,574

Financials 12.1%
BNK Financial Group, Inc.	577	4,327
Daewoo Securities Co., Ltd.	501	3,273
Dongbu Insurance Co., Ltd.	112	6,354
Hana Financial Group, Inc.	743	13,265
Hankook Tire Worldwide Co., Ltd.	65	963
Hanwha Life Insurance Co., Ltd.	1,147	6,631
Hyundai Securities Co., Ltd.	396	1,774
Industrial Bank of Korea	735	7,051
KB Financial Group, Inc.	969	24,696
Korea Investment Holdings Co., Ltd.	117	4,529
Mirae Asset Securities Co., Ltd. +	196	3,082
NH Investment & Securities Co., Ltd.	438	3,471
Samsung Card Co., Ltd.	97	3,079

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Financials, continued
Samsung Fire & Marine Insurance Co., Ltd.	95	23,617
Samsung Life Insurance Co., Ltd.	267	24,501
Samsung Securities Co., Ltd.	160	5,019
Shinhan Financial Group Co., Ltd.	1,128	36,324
Woori Bank	837	6,145

		178,101

Health Care 2.4%
Bukwang Pharmaceutical Co., Ltd.	75	2,002
Chong Kun Dang Pharmaceutical Corp. *	19	2,275
Daewoong Pharmaceutical Co., Ltd.	15	1,064
Dong-A Socio Holdings Co., Ltd.	10	1,785
Dong-A ST Co., Ltd.	15	1,990
Green Cross Corp.	16	2,856
Hanmi Pharmaceuticals Co., Ltd. *	17	9,941
Il Dong Pharmaceutical Co., Ltd. *	45	1,072
Il Yang Pharmaceutical Co., Ltd. *	32	1,636
Kwang Dong Pharmaceutical Co., Ltd.	95	979
LG Life Sciences, Ltd. *	32	1,853
Suheung Co., Ltd.	16	497
Yuhan Corp.	23	6,388
Yungjin Pharmaceutical Co., Ltd. *	248	527

		34,865

Industrials 12.1%
CJ Corp.	36	8,830
CJ Korea Express Corp. *	25	4,588
Daelim Industrial Co., Ltd.	78	5,076
Daewoo Engineering & Construction Co., Ltd. *	580	2,681
Daewoo International Corp.	111	1,426
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	289	1,011
Doosan Corp.	20	1,278
Doosan Engine Co., Ltd. *	107	229
Doosan Heavy Industries & Construction Co., Ltd.	163	2,285
Doosan Infracore Co., Ltd. *	347	1,216
Hanjin Heavy Industries & Construction Co., Ltd. *	174	468
Hanwha Corp.	125	3,801
Hanwha Techwin Co., Ltd. *	104	2,802
Hyundai Development Co. Engineering & Construction	169	6,343
Hyundai Elevator Co., Ltd. *	34	1,383

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Industrials, continued
Hyundai Engineering & Construction Co., Ltd.	202	6,185
Hyundai Glovis Co., Ltd.	51	8,679
Hyundai Heavy Industries Co., Ltd. *	132	10,130
Hyundai Merchant Marine Co., Ltd. *	330	785
Hyundai Mipo Dockyard Co., Ltd. *	28	1,694
Hyundai Rotem Co., Ltd. *	128	1,297
IS Dongseo Co., Ltd.	25	770
KCC Corp.	14	5,109
KEPCO Engineering & Construction Co., Inc.	27	653
KEPCO Plant Service & Engineering Co., Ltd.	62	5,146
Korea Aerospace Industries, Ltd.	180	10,632
Korea Electric Terminal Co., Ltd.	20	1,668
Korean Air Lines Co., Ltd. *	111	2,292
LG Corp.	254	15,617
LG Hausys, Ltd.	18	1,772
LG International Corp.	76	1,960
LS Corp.	49	1,527
LS Industrial Systems Co., Ltd.	46	1,564
S&T Dynamics Co., Ltd.	54	563
S-1 Corp.	65	5,531
Samsung C&T Corp.	226	28,092
Samsung Engineering Co., Ltd. *	89	939
Samsung Heavy Industries Co., Ltd.	412	3,592
SK Holdings Co., Ltd.	89	17,522
SK Networks Co., Ltd.	415	1,883

		179,019

Information Technology 28.0%
Daeduck Electronics Co., Ltd.	95	625
Dongwon Systems Corp. *	10	666
Hanmi Semiconductor Co., Ltd. *	31	323
Hansol Technics Co., Ltd. *	50	970
Iljin Materials Co., Ltd. *	44	439
LG Display Co., Ltd.	622	11,363
LG Innotek Co., Ltd.	32	2,197
Naver Corp.	70	36,673
NCsoft Corp.	47	9,195
Samsung Electro-Mechanics Co., Ltd.	160	7,368
Samsung Electronics Co., Ltd.	293	281,097
Samsung SDI Co., Ltd.	136	10,608
Samsung SDS Co., Ltd.	83	15,337
Sindoh Co., Ltd.	15	621
SK Hynix, Inc.	1,539	35,050

		412,532

See Notes to Financial Statements.

Horizons Korea KOSPI 200 ETF	January 31, 2016
SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	(Unaudited)

Security Description	Shares	Value ($)
SOUTH KOREA COMMON STOCKS, Continued
Materials 8.4%
Dongkuk Steel Mill Co., Ltd. *	129	553
Foosung Co., Ltd. *	118	417
Hanil Cement Co., Ltd.	12	986
Hansol Chemical Co., Ltd. *	23	1,145
Hansol Paper Co., Ltd. *	85	523
Hanwha Chemical Corp.	248	5,390
Huchems Fine Chemical Corp.	68	953
Hyosung Corp.	60	5,406
Hyundai Steel Co.	202	8,232
KISWIRE, Ltd.	16	477
Kolon Industries, Inc.	45	2,222
Korea Petrochemical Industrial Co., Ltd. *	7	1,162
Korea Zinc Co., Ltd.	23	8,366
Kukdo Chemical Co., Ltd.	12	602
Kumho Petro Chemical Co., Ltd.	51	2,149
LG Chem, Ltd.	123	30,323
Lock & Lock Co., Ltd.	46	493
Lotte Chemical Corp.	42	9,635
Moorim P&P Co., Ltd.	96	339
Namhae Chemical Corp.	62	483
OCI Co., Ltd.	43	2,378
Poongsan Corp.	55	1,110
POSCO	197	29,336
Samkwang Glass	7	505
Samsung Fine Chemicals Co., Ltd.	47	1,482
SeAH Besteel Corp.	35	739
SeAH Steel Corp.	7	294
SK Chemicals Co., Ltd. *	46	3,078
SKC Co., Ltd.	56	1,441
Ssangyong Cement Industrial Co., Ltd. *	156	2,212
Taekwang Industrial Co., Ltd.	1	829
Unid Co., Ltd.	12	421
Young Poong Corp.	1	794

		124,475

Telecommunication Services 3.1%
KT Corp.	593	13,481
LG Uplus Corp.	749	6,048
SK Telecom Co., Ltd.	149	25,979

		45,508

Utilities 2.7%
Korea Electric Power Corp.	848	37,211
Korea Gas Corp.	103	3,209

		40,420

TOTAL SOUTH KOREA COMMON STOCKS (Cost $1,748,281)		1,422,098

Security Description	Shares	Value ($)
SOUTH KOREA RIGHTS 0.2%
Industrials 0.2%
Samsung Engineering Co., Ltd. , 2/16/16 *	901	3,412

TOTAL SOUTH KOREA RIGHTS (Cost $8,656)		3,412

TOTAL INVESTMENTS (Cost $1,756,937) — 96.6%		1,425,510
Other Net Assets (Liabilities) 3.4%		49,896

NET ASSETS 100.0%		$1,475,406

*	Non-income producing security

^	Security was fair valued in good faith pursuant to procedures approved by the Board of Trustees as of January 31, 2016. The total of all such securities represents $13,665 and 0.93% of the net assets of the Fund.

+	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

The Horizons KOSPI 200 ETF was invested in the following sectors as of January 31, 2016:

	Value	% of Net Assets
Information Technology	$412,532	28.0%
Consumer Discretionary	220,614	15.0%
Industrials	182,431	12.3%
Financials	178,101	12.1%
Consumer Staples	151,990	10.3%
Materials	124,475	8.4%
Telecommunication Services	45,508	3.1%
Utilities	40,420	2.7%
Health Care	34,865	2.4%
Energy	34,574	2.3%
Other Net Assets (Liabilities)	49,896	3.4%

Total	$1,475,406	100.0%

See Notes to Financial Statements.

Horizons ETF Trust	January 31, 2016
STATEMENT OF ASSETS AND LIABILITIES	(Unaudited)

Horizons ETF Trust

Assets
Investments, at value (Cost $1,756,937)	$1,425,510
Cash	6,443
Dividends receivable	52,050
Receivable for investments sold	2,784,102

Total Assets	4,268,105

Liabilities
Payable to authorized participant	2,791,326
Management fees payable	1,373

Total Liabilities	2,792,699

Net Assets	$1,475,406

Net Assets consist of
Capital	$2,497,181
Accumulated net investment income (loss)	(32,446)
Accumulated net realized gains (losses) on investments and foreign currency	(656,718)
Net unrealized appreciation (depreciation) on investments and foreign currency	(332,611)

Net Assets	$1,475,406

Net Assets	$1,475,406
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	52,860
Net Asset Value	$27.91

See Notes to Financial Statements.

Horizons ETF Trust	For the Period Ended January 31, 2016
STATEMENT OF OPERATIONS	(Unaudited)

Horizons ETF Trust

Investment Income
Dividend income (net of withholding tax of $10,516)	$53,182
Dividends from affiliates	37

Total Investment Income	53,219

Expenses
Management fees	8,680
Interest fees	9

Total Expenses	8,689

Net Investment Income (Loss)	44,530

Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions
Net realized gains (losses) on investments and foreign currency transactions	(520,104)
Net realized gains (losses) from affiliated transactions	(960)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	190,478

Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(330,586)

Change in Net Assets Resulting From Operations	$(286,056)

See Notes to Financial Statements.

Horizons ETF Trust	January 31, 2016
STATEMENTS OF CHANGES IN NET ASSETS

	Horizons ETF Trust
	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

From Investment Activities
Operations
Net investment income (loss)	$44,530	$55,931
Net realized gains (losses) on investments and foreign currency transactions	(521,064)	(115,874)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	190,478	(1,018,037)

Change in net assets resulting from operations	(286,056)	(1,077,980)

Distributions to Shareholders from
Net investment income	(78,329)	(74,935)
Net realized gains on investments and foreign currency transactions	—	(2,408)

Change in net assets from distributions	(78,329)	(77,343)

Capital Transactions
Proceeds from shares issued	—	1,584,952
Cost of shares redeemed	(2,791,326)	(1,648,826)

Change in net assets resulting from capital transactions	(2,791,326)	(63,874)

Change in net assets	(3,155,711)	(1,219,197)

Net Assets
Beginning of period	$4,631,117	$5,850,314

End of period	$1,475,406	$4,631,117

Accumulated net investment income (loss)	$(32,446)	$1,353

Share Transactions
Issued	—	50,000
Redeemed	(100,000)	(50,000)

Change in Shares	(100,000)	—

See Notes to Financial Statements.

Horizons ETF Trust
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholder From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Total Return at Market(b)(d)	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)	Net Assets at End of Period (000’s)	Portfolio Turnover(b)
Horizons Korea KOSPI 200 ETF
Six Months Ended January 31, 2016 (Unaudited)	$30.30	0.29	(2.17)	(1.88)	(0.51)	—	(0.51)	$27.91	(6.32)%	(9.87%)	0.38%	1.95%	$1,475	0	%(f)
Year Ended July 31, 2015	$38.27	0.44	(7.90)	(7.46)	(0.49)	(0.02)	(0.51)	$30.30	(19.60)%	(19.90%)	0.38%	1.28%	$4,631	46%
March 4, 2014(g) through July 31, 2014	$35.00	(0.01)	3.28	3.27	—	—	—	$38.27	9.34%	9.94%	0.38%	(0.04)%	$5,850	1%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(e)	Annualized for periods less than one year.

(f)	Amount is less than 0.5%

(g)	Commencement of operations.

See Notes to Financial Statements.

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS	(Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held. As of January 31, 2016, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). The Underlying Index for the Korea Fund is the Korea KOSPI 200 Index. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 964, “Financial Services — Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Korea Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

The Trust discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Trust (observable inputs) and (2) the Trust’s own

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Rights are generally categorized as Level 1 when valuations are determined from market trading and will be categorized as Level 2 if the rights are not trading in the market and other observable inputs are obtained.

The following is a summary of the valuations as of January 31, 2016, for the Korea Fund based upon the three levels defined above:

Korea Fund	Level 1	Level 2	Level 3	Total Investments

Investment Securities:
South Korea Common Stocks
Consumer Discretionary	$206,949	$13,665	$—	$220,614
All Other Common Stocks	1,201,484	—	—	1,201,484
Rights	—	3,412	—	3,412
Total Investments	$1,408,433	$17,077	$—	$1,425,510

Please refer to the Schedule of Portfolio Investments to view securities segregated by sector. The Fund’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

Transfers that occurred between Level 1 and Level 2 were due to the application of fair value procedures as follows:

Korea Fund	Transfers from Level 1 to Level 2
Investment Securities:
South Korea Common Stocks
Consumer Discretionary	$13,665

For the period ended January 31, 2016, there were no securities categorized as Level 3.

Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated to U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated to U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of t he results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recorded on the ex-dividend date and the amounts shown in the Statement of Operations is net of any foreign taxes withheld on income from foreign securities.

Korean-based corporations have generally adopted calendar year-ends, and their interim and final corporate actions are normally approved, finalized and announced after the ex-dividend dates. Generally, a Korean-based corporation’s dividend is estimated and recorded by the Korea Fund on the ex-dividend date, principally in December (and to a much lesser extent — in June), and paid in the following calendar quarter. Any subsequent adjustments thereto by Korean corporations are recorded when announced. Certain other dividends and related withholding taxes, if applicable, from Korean securities may be recorded subsequent to the ex-dividend date as soon as the Korea Fund is informed of such dividends and taxes. Dividend income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Korea Fund qualifies as a regulated investment company.

Management of the Korea Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Korea Fund to record a tax liability and, therefore, there is no impact to the Korea Fund’s financial statements.

Distributions to Shareholders

The Trust declares and pays dividends on net investment income, if any, semi-annually. The Trust also makes distributions of net capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Horizons ETFs Management (USA) LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Management Agreement (the “Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

For the services it provides to the Korea Fund, the Adviser receives a fee, which is calculated daily and paid monthly at the rate of 0.38% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Trust other than the management fee, distribution fees and expenses pursuant to the Trust’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser”) entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the China Fund and the Korea Fund. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-advisor and is responsible for making investment decisions and will continuously review, supervise, and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Trust’s Adviser.

Brokerage Commissions

For the period ended January 31, 2016, the Korea Fund paid approximately $724, on the execution of purchases and sales of portfolio investments, to broker/dealers affiliated with the Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in Shares of any Fund. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

No fees are currently charged to the Korea Fund under the Distribution and Services Plan. These fees may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Trust pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Trust pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Adviser and affiliates of the Distributor.

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS (Continued)	(Unaudited)

4. Investment Transactions

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the Korea Fund for the period ended January 31, 2016 aggregated $14,588 and $2,879,982, respectively.

5. Capital Share Transactions

Shares of each Fund, after commencing operations, are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because a Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Korea Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which the Fund is subject is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Korea Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Foreign Securities Risk: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Country Concentration Risk: To the extent that the Underlying Index is concentrated in a particular country, the Korea Fund also will be concentrated in the country, which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Underlying Index. The Schedule of Portfolio Investments includes information on the Korea Fund’s holdings, including sector and/or geographical composition.

Horizons ETF Trust	January 31, 2016
NOTES TO FINANCIAL STATEMENTS (Concluded)	(Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Korea Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Korea Fund’s Shares may trade at a premium or discount to the NAV.

7. Federal Income Tax Information

As of tax year ended July 31, 2015, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total Amount

Korea Fund	$117,019	$8,080	$125,099

The tax character of distributions paid to shareholders during the tax year ended July 31, 2015 was as follows:

	Distributions paid from
	Ordinary Income	Total Distributions Paid

Korea Fund	$77,343	$77,343

As of tax year ended July 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)

Korea Fund	$9,778	$(125,099)	$(542,069)	$(657,390)

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and investments in passive foreign investment companies.

At January 31, 2016, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Korea Fund	$1,766,128	$137,885	$(478,503)	$(340,618)

8. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Horizons ETF Trust	January 31, 2016
DISCLOSURE OF FUND EXPENSES	(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the annualized expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — not the Fund’s actual return — the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 8/1/15	Actual Ending Account Value 1/31/16	Hypothetical Ending Account Value 1/31/16	Actual Expenses Paid During the Period 8/1/15 - 1/31/16(*)	Hypothetical Expenses Paid During the Period 8/1/15 - 1/31/16(*)	Annualized Expense Ratio During Period 8/1/15 - 1/31/16
Korea Fund	$1,000.00	$936.80	$1,023.23	$1.85	$1.93	0.38%

(*)	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Horizons ETF Trust	July 31, 2015
OTHER INFORMATION	(Unaudited)

Index/Trademark Licenses/Disclaimers

THE KOREA EXCHANGE (“KRX”) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN AND KRX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. KRX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN TO LICENSEE, PURCHASERS OF THE FINANCIAL PRODUCTS LINKED TO THE KOSPI 200 INDEX, OR ANY OTHER PERSON OR ENTITY THAT USES THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. KRX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF ERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE KOSPI 200 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KRX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

KRX makes no representation or warranty, express or implied, to the owners of the financial products linked to the KOSPI 200 Index or any member of the public regarding the advisability of investing in securities generally or in the products particularly or the ability of the KOSPI 200 Index to track general stock market performance (profitability). KRX’s only relationship to the licensee is the licensing of certain trademarks and trade names of KRX and of the KOSPI 200 Index which is determined, composed and calculated by KRX without regard to the licensee or the content of the product. KRX has no obligation to take the needs of the licensee or the owners of the financial products linked to the KOSPI 200 Index into consideration in determining, composing or calculating the KOSPI 200 Index. KRX is not responsible for and has not participated in the determination of the timing of the issuance or sale of the derivative products linked to the KOSPI 200 Index or in the determination or calculation of the equation by which the derivative products linked to the KOSPI 200 Index is to be converted into cash. KRX has no obligation or liability to the owners of the financial products linked to the KOSPI 200 Index in connection with the administration, marketing or trading of the product.

Horizons ETF Trust
BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

Approval of Investment Management Agreements

At the September 17, 2015 meeting (the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the Horizons ETF Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), approved Horizons ETFs Management (USA) LLC (the “Adviser”) to continue to serve as investment adviser to the Horizons Korea KOSPI 200 ETF series of the Trust (the “Fund”) and approved the continuation of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Trust with respect to the Fund. In addition, the Board, including the Independent Trustees, approved Mirae Asset Global Investments (Hong Kong) Ltd. (the “Sub-Adviser” and, together with the Adviser, the “Advisers”) to continue to serve as sub-adviser to the Fund and approved the continuation of the sub-management agreement (the “Sub-Management Agreement” and, together with the Investment Management Agreement, the “Management Agreements”) between the Adviser and the Sub-Adviser with respect to the Fund.

In connection with considering the approval of the Management Agreements on behalf of the Fund, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Management Agreements, reviewed the information provided by the Advisers in connection with its consideration of the continuation of the Management Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements.

In considering whether to approve the continuation of the Management Agreements for an additional year, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting and other information from counsel and from the Advisers, including: (i) a copy of the Investment Management Agreement; (ii) a copy of the Sub-Management Agreement; (iii) information describing the nature, quality and extent of the services that the Advisers provided and expected to provide to the Fund; (iv) information concerning the Advisers’ financial condition, business, operations, portfolio management teams and compliance programs; (v) information describing the Fund’s management fee and operating expenses; (vi) a copy of the current Form ADV for each of the Advisers; and (vii) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered the information presented at prior Board meetings since the Management Agreements were first approved at the February 24, 2014 organizational Board meeting. In addition, the Board considered presentations made by, and discussions held with, representatives of the Advisers. The Board also received information comparing the management fee, expenses and performance of the Fund with the management fees, expenses and performance of other exchange-traded funds (“ETFs”) that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to the Fund by the Advisers; (ii) the Advisers’ personnel and operations; (iii) the investment performance of the Fund; (iv) the Fund’s expense level; (v) the profitability to the Advisers under the Management Agreements; (vi) any “fall-out” benefits to the Advisers and their affiliates (i.e., the ancillary benefits realized by the Advisers and their affiliates from the Advisers’ relationship with the Trust); (vii) the effect of asset growth on the Fund’s expenses; and (viii) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Fund:

(a)     The nature, extent and quality of services provided and expected to be provided to the Fund by the Advisers; personnel and operations of the Advisers. The Board reviewed the services that the Advisers provided and expected to provide to the Fund. In connection with the investment advisory services provided and expected to be provided to the Fund by the Adviser, the Board noted the responsibilities that the Adviser has as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio; the ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser, including the monitoring of the Sub-Adviser’s investment performance and processes and oversight of the Sub-Adviser’s compliance with the Fund’s investment objective, policies and limitations; the responsibility for daily monitoring of tracking error and quarterly reporting to the Board; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Fund. In connection with the sub-advisory services provided and expected to be provided to the Fund by the Sub-Adviser, the Board noted the responsibilities that the Sub-Adviser has as the Fund’s sub-adviser, including: the implementation of the investment management program of the Fund; the management of the day-to-day investment and

Horizons ETF Trust
BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Concluded)

reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and the oversight of general portfolio compliance with relevant law.

The Board reviewed the Advisers’ experience, resources and strengths in managing the Fund and other pooled investment vehicles, including the Advisers’ personnel. Based on its consideration and review of the foregoing information, the Board determined that the Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Advisers’ ability to render such services based on their experience, personnel, operations and resources.

(b)     Comparison of services provided (and expected to be provided) and fees paid (and expected to be paid) to those under other investment advisory contracts, and the cost of the services provided and profits realized by the Advisers from the relationship with the Fund; “fall-out” benefits. The Board compared both the services rendered and the fees paid under other contracts of the Advisers, and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board compared the Fund’s management fee and expense ratio to other investment companies considered to be in the Fund’s peer group. The Board also considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Management Agreement were and would be paid entirely by the Adviser. The Board received and considered information about the fee rates charged to other accounts and clients (including other ETFs) that are managed by the Advisers, including information about the differences in services provided to the non-registered investment company clients. The Board also discussed the costs and profitability of the Advisers in connection with their serving as investment adviser and sub-adviser, respectively, to the Fund, including operational costs and the Adviser’s costs of compensating the Sub-Adviser. After comparing the Fund’s fees with those of other funds in the Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by the Advisers, and in light of the nature, quality and extent of services provided and expected to be provided by the Advisers and the costs incurred by the Advisers in rendering those services, the Board concluded that the level of fees paid to the Advisers with respect to the Fund were fair and reasonable. The Board also concluded that the profitability of the Advisers was reasonable for the Fund.

The Board considered the “fall-out” benefits received by an affiliate of the Advisers in the form of commissions for executing securities transactions for the Fund. The Board also considered that the Advisers may experience reputational “fall-out” benefits based on the success of the Fund, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Advisers, so that such services do not give rise to “fall-out” benefits for the Advisers.

(c)     The extent to which economies of scale were realized as the Fund grew, and whether fee levels reflect such economies of scale. The Board discussed economies of scale. The Board considered that the Fund was still not yet of a sufficient size to be experiencing economies of scale.

(d)     Investment performance of the Fund and the Advisers. The Board considered the investment performance of the Fund, including tracking error. In particular, the Board considered the investment performance of the Fund relative to its stated objective and the success of the Advisers in reaching that objective. The Board also considered the Fund’s investment performance compared to the KOSPI 200 Index, the underlying index the Fund seeks to track. In addition, consideration was given to tracking error data provided by the Advisers to the Board for the Meeting and at prior meetings since the Fund’s inception. The Board also considered the Fund’s investment performance compared to its peer group.

The Board received and considered information about the premium/discount history of the Fund, which illustrated the number of times that the market price of the Fund trading on the secondary market closed above or below the net asset value of the Fund, and by how much, measured in basis points. The Board concluded that the performance of the Fund, including the tracking error, was reasonable in light of the investment objective and policies of the Fund.

Conclusion.    No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rate and total expense ratio were reasonable in relation to the services provided and expected to be provided by the Advisers to the Fund, as well as the costs incurred and benefits gained by the Advisers in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the continuation of the Management Agreements was in the best interests of the Fund.

HORIZONS ETF TRUST

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Investment Adviser:

Horizons ETFs Management (USA) LLC

1350 Avenue of the Americas, 33rd Floor

New York, NY 10019

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Investment Sub-Adviser:

Mirae Asset Global Investments (Hong Kong) Ltd.

Level 15, Three Pacific Place, 1 Queen’s Road East

Hong Kong, Hong Kong

Legal Counsel:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Proxy Voting Information

A description of Horizons ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how the Trust voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Horizon ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6.	Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date March 30, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date March 30, 2016